SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of movement of accounts receivable (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Accounts, Notes, Loans and Financing Receivable [Line Items]
Opening balance	¥ 364,863
Addition in the current year	2,403,504	¥ 1,521,549
Collection in the current year	(2,456,553)	(1,133,270)
Write off in the current year	(111,971)	(23,416)
Ending balance	199,843	364,863
Current loan products
Accounts, Notes, Loans and Financing Receivable [Line Items]
Opening balance	364,863
Addition in the current year	2,398,006	1,517,277
Collection in the current year	(2,454,752)	(1,128,998)
Write off in the current year	(111,969)	(23,416)
Ending balance	196,148	364,863
Other online standard loan products
Accounts, Notes, Loans and Financing Receivable [Line Items]
Addition in the current year	5,498	2
Collection in the current year	(1,801)	(2)
Write off in the current year	(2)
Ending balance	¥ 3,695
Offline and non-standard loan products
Accounts, Notes, Loans and Financing Receivable [Line Items]
Addition in the current year		18
Collection in the current year		(18)
Other services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Addition in the current year		4,252
Collection in the current year		¥ (4,252)